Long-term Debt - Weighted Average Interest Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Weighted average interest rates during period	5.74%	5.67%	6.65%
Current Weighted Average Interest Rate	5.57%	5.88%
Senior debt
Debt Instrument [Line Items]
Weighted average interest rates during period	5.73%	5.60%	6.56%
Current Weighted Average Interest Rate	5.56%	5.80%
Junior Subordinated Debt
Debt Instrument [Line Items]
Weighted average interest rates during period	6.41%	12.26%	12.26%
Current Weighted Average Interest Rate	6.37%	12.26%